Summary of Significant Accounting Policies - Change in Accounting Principle (Table) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance Sheet
Investment in affiliates		$ 204,808	$ 170,607
Total non-current assets		1,676,742	1,607,486
Total assets		1,774,091	1,697,014
Total stockholders' equity		540,871	490,793	$ 450,822	$ 225,304
Total liabilities and stockholders' equity		1,774,091	1,697,014
Statement of Comprehensive Income
Total comprehensive income		$ 89,737	13,047	$ (58,592)
As previously reported
Balance Sheet
Investment in affiliates			151,966
Investment in available-for-sale securities			15,099
Total non-current assets			1,626,274
Total assets			1,715,802
Other comprehensive loss			(3,542)
Total stockholders' equity			487,251
Total liabilities and stockholders' equity			1,715,802
Statement of Comprehensive Income
Unrealized holding loss on investments in available-for-sale-securities			(3,542)
Other comprehensive loss			(3,542)
Total comprehensive income	[1]		9,505
Correction Adjustment
Balance Sheet
Investment in affiliates			18,641
Investment in available-for-sale securities			(15,099)
Total non-current assets			3,542
Total assets			3,542
Other comprehensive loss			3,542
Total stockholders' equity			3,542
Total liabilities and stockholders' equity			3,542
Statement of Comprehensive Income
Unrealized holding loss on investments in available-for-sale-securities			3,542
Other comprehensive loss			3,542
Total comprehensive income			3,542
Adoption of new accounting principle
Balance Sheet
Total non-current assets	[2]		(22,330)
Total assets			(22,330)
Total liabilities and stockholders' equity	[2]		$ (22,330)

[1]	The Company no longer presents "Total Comprehensive Income" consistent with ASC 220 - 10 - 15 -3 (a) because following the correction, it has no other comprehensive income to report.
[2]	Reclassification impact as a result of the adoption of ASU 2015-03. See Note 2 - "Change in Accounting Principle"